Fees Summary	Nov. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 50,000,000	[1]
Previously Paid Amount	0
Total Fee Amount	6,905
Total Offset Amount	6,905
Net Fee	$ 0

[1]
The proposed maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. Subject to Rule 462(b) under the Securities Act, the aggregate maximum offering price of all securities issued by the registrant pursuant to this registration statement will not exceed $50,000,000.